UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
           --------------------------------------------------------------
Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number:  28-04716
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Vice President
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     8/9/01
-----------------------             ------------                    --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 22
                                            ---------------------------
Form 13F Information Table Value Total:     $         338,760
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------

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                                                                                  Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:  Item 3:  CUSIP    Item 4: Fair     Item 5:                    (b) Shared-  (c)      Item 7:
Name of Issuer         Title    Number            Market Value     Shares or                  As Defined   Shared-  Managers See
                       of Class                                    Principal      (a) Sole    in Instr. V  Other    Instr. V
                                                                   Amount
-----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM      87509105          7,636,000        3,780,000      3,780,000
-----------------------------------------------------------------------------------------------------------------------------------
Brown Shoe             COM      115736100         1,632,000        90,400         90,400
-----------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp         COM      117043109         13,534,000       563,200        563,200
-----------------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM      22281N103         57,318,000       3,105,000      3,105,000
-----------------------------------------------------------------------------------------------------------------------------------
Florsheim Shoe Co.     COM      343302105         28,000           32,733         32,733
-----------------------------------------------------------------------------------------------------------------------------------
Genesis Worldwide      COM      37184G104         23,000           150,000        150,000
-----------------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pac.  COM      390064103         2,953,000        199,500        199,500
Tea Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Hancock Fabrics        COM      409900107         31,000           3,500          3,500
-----------------------------------------------------------------------------------------------------------------------------------
Heilig Meyers Co.      COM      422893107         12,000           1,232,500      1,232,500
-----------------------------------------------------------------------------------------------------------------------------------
K-Mart                 COM      482584109         1,789,000        156,000        156,000
-----------------------------------------------------------------------------------------------------------------------------------
Laidlaw Inc.           COM      50730K503         5,000            130,500        130,500
-----------------------------------------------------------------------------------------------------------------------------------
La Z Boy               COM      505336107         1,310,000        70,800         70,800
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies    COM      549463107         12,855,000       2,070,000      2,070,000
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM      62886E108         51,418,000       1,094,000      1,094,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                              150,544,000
-----------------------------------------------------------------------------------------------------------------------------------

Table continued...

-------------------------------------------------------------------------
                         Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------
Item 1:
Name of Issuer
                         (a) Sole        (b) Shared    (c) None
-------------------------------------------------------------------------
Bethlehem Steel          3,780,000
-------------------------------------------------------------------------
Brown Shoe               90,400
-------------------------------------------------------------------------
Brunswick Corp           563,200
-------------------------------------------------------------------------
Covanta Energy           3,105,000
-------------------------------------------------------------------------
Florsheim Shoe Co.       32,733
-------------------------------------------------------------------------
Genesis Worldwide        150,000
-------------------------------------------------------------------------
Great Atlantic & Pac.    199,500
Tea Inc.
-------------------------------------------------------------------------
Hancock Fabrics          3,500
-------------------------------------------------------------------------
Heilig Meyers Co.        1,232,500
-------------------------------------------------------------------------
K-Mart                   156,000
-------------------------------------------------------------------------
Laidlaw Inc.             130,500
-------------------------------------------------------------------------
La Z Boy                 70,800
-------------------------------------------------------------------------
Lucent Technologies      2,070,000
-------------------------------------------------------------------------
NCR Corp.                1,094,000
-------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------

                                    FORM 13F

Page 2 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:      Item 3:  CUSIP    Item 4: Fair     Item 5:  Shares            (b)         (c) Shared- Item 7:
Name of Issuer         Title of     Number            Market Value     or Principal               Shared- As  Other       Mana-
                       Class                                           Amount          (a) Sole   Defined in              gers
                                                                                                  Instr. V                See
                                                                                                                          Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Polaroid Corp.         COM          731095105         1,579,000        607,200          607,200
-----------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM          741593107         1,176,000        297,800          297,800
-----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101         19,558,000       1,449,846        1,449,846
-----------------------------------------------------------------------------------------------------------------------------------
Scitex Corp            COM          809090103         412,000          58,450           58,450
-----------------------------------------------------------------------------------------------------------------------------------
Sports Authority       COM          849176102         612,000          180,000          180,000
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM          880349105         6,698,000        2,054,700        2,054,700
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM          909214108         6,767,000        460,000          460,000
-----------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.    COM          922944103         151,414,000      9,896,322        9,896,322
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                                  188,216,000
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                      338,760,000
TOTALS
-----------------------------------------------------------------------------------------------------------------------------------

Table continued...

--------------------------------------------------------------------------
                        Item 8: Voting Authority (Shares)
--------------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared    (c) None
--------------------------------------------------------------------------
Polaroid Corp.          607,200
--------------------------------------------------------------------------
Primesource Corp.       297,800
--------------------------------------------------------------------------
Ryerson Tull            1,449,846
--------------------------------------------------------------------------
Scitex Corp             58,450
--------------------------------------------------------------------------
Sports Authority        180,000
--------------------------------------------------------------------------
Tenneco Automotive      2,054,700
--------------------------------------------------------------------------
Unisys Corp             460,000
--------------------------------------------------------------------------
Venator Group, Inc.     9,896,322
--------------------------------------------------------------------------
COLUMN TOTALS (Page)
--------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
--------------------------------------------------------------------------